One National Life Drive
Montpelier, VT 05604

November 14, 2007

VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:          Sentinel Group Funds, Inc. (“Registrant”)
                File Nos. 2-10685 and 811-00214

To Whom It May Concern:

On behalf of the Registrant, this Post-Effective Amendment is being made to register two new series, Sentinel Responsible Investing (SRI) Core Opportunities Fund, offering Class A, Class C and Class I shares, and Sentinel Responsible Investing (SRI) Emerging Companies Fund, offering Class A, Class C and Class I shares. We anticipate that the Sentinel Responsible Investing(SRI) Core Opportunities Fund will be the successor to the Citizens Core Growth and Citizens Value Funds and the Sentinel Responsible Investing(SRI) Emerging Companies Fund will be the successor to the Citizens Emerging Growth and Citizens Small Cap Core Growth Funds, all series of Citizens Funds. We anticipate filing a Form N-14 relating to those transactions shortly.

Please direct any communications relating to this filing to me at (802) 229-7410.

Very truly yours,
/s/ Kerry A. Jung
Kerry A. Jung
Secretary

Enclosures